Loss Per Share (Details) - Schedule of loss per share have been calculated using the weighted average number of shares in issue during the relevant financial periods - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Schedule of loss per share have been calculated using the weighted average number of shares in issue during the relevant financial periods [Abstract]
G Medical innovations holdings ltd. shareholders' loss from continuing operations	$ (13,521)	$ (14,457)	$ (12,536)
G Medical innovations holdings ltd. shareholders' loss from discontinued operations	(11,108)	(301)
Loss for the year attributable to shareholders	$ (24,629)	$ (14,758)	$ (12,536)
Weighted average number of ordinary shares	720,854	324,452	210,070
Basic and diluted loss per share from continuing operations	$ (18.76)	$ (44.57)	$ (59.67)
Basic and diluted loss per share from discontinued operations	(15.41)	(0.92)
Total basic and diluted loss per share	$ (34.17)	$ (45.49)	$ (59.67)

[1]	After giving effect to the reverse stock split (see also Note 13C)